Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Sales	$ 446,301	$ 238,685
Cost of sales	125,695	200,853
Net revenue	320,606	37,832
Operating expenses:
General and administrative	6,879,879	5,923,695
Research and development		190,855
Facility operations	772,196	1,936,296
Depreciation	1,737,825	1,795,427
Amortization	1,470,000	1,470,000
Total operating expenses	10,859,900	11,316,273
Net loss from operations	(10,539,294)	(11,278,441)
Other income (expense):
Amortization of debt discount	(56,868)	(5,019,883)
Change in fair value of derivative liability		811,000
Change in fair value of warrant liability	331,000	3,568,000
Change in fair value of restructured notes payable	(5,162,366)	(2,842,132)
Loss due to fire		(869,379)
Gain on extinguishment of debt		2,383,088
Extension fee	(190,000)	(575,100)
Gain on settlement of accrued expenses		124,202
Gain on termination of lease	32,375
Gain on sale of machinery and equipment	91,717
Total other expense, net	(5,063,117)	(4,709,579)
Loss before income taxes	(15,602,411)	(15,988,020)
Provision for income taxes
Net loss	(15,602,411)	(15,988,020)
Amortization of beneficial conversion feature on Preferred shares		(212,048)
Accretion on Preferred shares	(65,900)	(755,333)
Dividends	(589,553)	(541,868)
Net loss available for common stockholders	$ (16,257,864)	$ (17,497,269)
Loss per share (Basic)	$ (0.02)	$ (0.02)
Loss per share (Diluted)	$ (0.02)	$ (0.02)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic)	872,850,853	748,525,497
WEIGHTED AVERAGE SHARES OUTSTANDING (Diluted)	872,850,853	748,525,497
Nonrelated Party [Member]
Other income (expense):
Interest expense	$ (73,924)	$ (2,273,353)
Related Party [Member]
Other income (expense):
Interest expense	$ (35,051)	$ (16,022)